LEASES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
2023	$ 107
2024	36
Total lease payments	143
Less: discount	(17)
Total operating lease liabilities	$ 126	$ 204